UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2009

Check here if Amendment [ ]; Amendment Number:  ___________

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     RiverNorth Capital Management, LLC
          ---------------------------------
Address:  325 N. LaSalle Street
          ---------------------------------
          Suite 645
          ---------------------------------
          Chicago, IL  60654
          ---------------------------------

13F File Number:  28-13256
                  --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jonathan M. Mohrhardt
        ---------------------------------------------------
Title:  Chief Compliance Officer
        ---------------------------------------------------
Phone:  (312) 840-9012
        ---------------------------------------------------

Signature, Place, and Date of Signing:

    /s/ Jonathan M. Mohrhardt    Chicago, IL          February 4, 2010
    -------------------      -------------------      ------------------
          [Signature]           [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                              0
                                            ---------------------
Form 13F Information Table Entry Total:                        87
                                            ---------------------
Form 13F Information Table Value Total:                  $245,627
                                            ---------------------
                                                 (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


NONE

                                                             FORM 13F INFORMATION TABLE
ITEM 1                             ITEM 2        ITEM 3    ITEM 4         ITEM 5              ITEM 6     ITEM 7       ITEM 8
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  VOTING AUTHORITY
                                  TITLE OF                 VALUE     SHARES OR   SH/  PUT/  INVESTMENT   OTHER
NAME OF ISSUER                     CLASS         CUSIP    x$1000)    PRN AMT     PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED NONE
--------------                    -------      ---------  -------    --------    ---  ----  ----------  --------  ----  -----  ----
ABERDEEN ASIA PACIFIC INCOM         COM        003009107      99     16,000.000  SH            SOLE           16,000.000
AFFILIATED MANAGERS GROUP           COM        008252108     815     12,100.000  SH            SOLE           12,100.000
ASA LIMITED                         SHS        G3156P103     507      6,552.000  SH            SOLE            6,552.000
BARCLAYS BK PLC              IPATH SHRT ETN    06740C527   1,058     31,052.000  SH            SOLE           31,052.000
BLACKROCK CA MUN INCOME TR I        COM        09249S100     157     12,000.000  SH            SOLE           12,000.000
BLACKROCK DEBT STRAT FD INC         COM        09255R103     211     58,637.000  SH            SOLE           58,637.000
BLACKROCK DIVERS OME STRATE         COM        09255W102      98     10,200.000  SH            SOLE           10,200.000
BLACKROCK HIGH YIELD TR         SH BEN INT     09248N102     198     32,600.000  SH            SOLE           32,600.000
BLUE CHIP VALUE FD INC              COM        095333100   1,318    418,553.000  SH            SOLE          418,553.000
BOULDER GROWTH & INCOME FD I        COM        101507101   3,520    612,096.000  SH            SOLE          612,096.000
BOULDER TOTAL RETURN FD INC         COM        101541100   2,246    176,561.000  SH            SOLE          176,561.000
CALAMOS CONV & HIGH INCOME F      COM SHS      12811P108   3,448    298,727.000  SH            SOLE          298,727.000
CALAMOS STRATEGIC TOTL RETN     COM SH BEN INT 128125101   2,074    236,814.000  SH            SOLE          236,814.000
CENTRAL EUROPE AND RUSSIA FD        COM        153436100   2,588     78,441.000  SH            SOLE           78,441.000
CHINA FD INC                        COM        169373107   2,689     95,289.000  SH            SOLE           95,289.000
CLAYMORE DIVID & INCOME FD          COM        18385J105   3,390    216,586.000  SH            SOLE          216,586.000
CLOUGH GLOBAL EQUITY FD             COM        18914C100   5,162    363,795.000  SH            SOLE          363,795.000
CLOUGH GLOBAL OPPORTUNITIES     SH BEN INT     18914E106  12,020    933,193.000  SH            SOLE          933,193.000
DCW TOTAL RETURN FD                 COM        23317C103     447     95,454.000  SH            SOLE           95,454.000
DIAMON HILL FINL TRNDS FD I         COM        25264C101     928    117,808.000  SH            SOLE          117,808.000
DOW 30SM ENHANCED PREM & INC        COM        260537105     170     15,500.000  SH            SOLE           15,500.000
DREYFUS MUN INCOME INC              COM        26201R102     339     40,020.000  SH            SOLE           40,020.000
DTF TAX-FREE INCOME INC             COM        23334J107     216     14,850.380  SH            SOLE           14,850.380
DWS DREMAN VAL INCOME EDGE F      COM NEW      23339M204   7,246    600,360.000  SH            SOLE          600,360.000
DWS GLOBAL COMMODITIES STK F        COM        23338Y100     738     88,785.000  SH            SOLE           88,785.000
DWS RREEF REAL ESTATE FD II         COM        23338X102     344    318,778.000  SH            SOLE          318,778.000
EAGLE CAP GROWTH FD INC             COM        269451100     339     53,066.000  SH            SOLE           53,066.000
EATON VANCE NATL MUN OPPORT       COM SHS      27829L105     347     18,119.323  SH            SOLE           18,119.323
EATON VANCE SR INCOME TR         SH BEN INT    27826S103   1,329    212,306.000  SH            SOLE          212,306.000
EATON VANCE TAX MNG GBL DV E        COM        27829F108     123     10,000.000  SH            SOLE           10,000.000

                                                             FORM 13F INFORMATION TABLE
ITEM 1                             ITEM 2        ITEM 3    ITEM 4         ITEM 5              ITEM 6     ITEM 7       ITEM 8
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  VOTING AUTHORITY
                                  TITLE OF                 VALUE     SHARES OR   SH/  PUT/  INVESTMENT   OTHER
NAME OF ISSUER                     CLASS         CUSIP    x$1000)    PRN AMT     PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED NONE
--------------                    -------      ---------  -------    --------    ---  ----  ----------  --------  ----  -----  ----
FIRST OPPORTUNITY FD INC            COM        33587T108     487     80,850.000  SH            SOLE           80,850.000
FIRST TR FOUR CRNRS SR FLT R      COM SHS      33733Q107   1,539    127,403.000  SH            SOLE          127,403.000
FIRST TR STRTGC HIGH INCM FD        COM        337347108      76     25,990.000  SH            SOLE           25,990.000
FIRST TR/FOUR CRNRS SR FLOAT        COM        33733U108   8,455    710,523.000  SH            SOLE          710,523.000
GABELLI CONV & INCOME SECS F    CONV SECS FD   36240B109     197     33,758.000  SH            SOLE           33,758.000
GABELLI DIVD & INCOME TR            COM        36242H104   4,138    315,656.000  SH            SOLE          315,656.000
GENERAL AMERN INVS INC              COM        368802104   1,712     72,975.000  SH            SOLE           72,975.000
H & Q LIFE SCIENCES INVS        SH BEN INT     404053100   3,604    381,758.000  SH            SOLE          381,758.000
HIGHLAND CR STRATEGIES FD           COM        43005Q107   1,555    246,478.000  SH            SOLE          246,478.000
ING PRIME RATE TR               SH BEN INT     44977W106     157     30,000.000  SH            SOLE           30,000.000
INSURED MUN INCOME FD               COM        45809F104   4,008    284,434.000  SH            SOLE          284,434.000
ISHARES TR                        S&P NTL      464288414   1,397     13,596.183  SH            SOLE           13,596.183
                                  AMTFREE
ISHARES TR INDEX               MSCI EMERG MKT  464287234   7,173    172,839.000  SH            SOLE          172,839.000
ISHARES TR INDEX               BARCLYS TIPS BD 464287176   5,621     54,100.000  SH            SOLE           54,100.000
ISHARES TR INDEX               IBOXX INV CPBD  464287242   3,363     32,294.000  SH            SOLE           32,294.000
ISHARES TR INDEX               RUSSELL1000GRW  464287614   3,023     60,645.000  SH            SOLE           60,645.000
LEGG MASON INC                      COM        524901105     354     11,736.000  SH            SOLE           11,736.000
LIBERTY ALL STAR EQUITY FD      SH BEN INT     530158104  15,793  3,647,401.000  SH            SOLE        3,647,401.000
LIBERTY ALL-STAR GROWTH FD I        COM        529900102     944    280,983.000  SH            SOLE          280,983.000
LMP CAP & INCOME FD INC             COM        50208A102   9,245    893,189.000  SH            SOLE          893,189.000
LMP CORPORATE LN FD INC             COM        50208B100   1,805    179,755.000  SH            SOLE          179,755.000
MACQUARIE GLBL INFRA TOTL RE        COM        55608D101   3,259    205,588.000  SH            SOLE          205,588.000
MBIA CAP CLAYMORE MNG DUR IN        COM        55266X100   1,171     88,815.631  SH            SOLE           88,815.631
MORGAN STANLEY                 CALIF QLTY MUN  61745P635     158     13,500.000  SH            SOLE           13,500.000
MORGAN STANLEY EM MKTS DM DE        COM        617477104   1,520    111,107.000  SH            SOLE          111,107.000
NEUBERGER BERMAN CA INT MUN         COM        64123C101     148     11,175.000  SH            SOLE           11,175.000
NFJ DIVID INT & PREM STRTGY       COM SHS      65337H109  20,903  1,417,165.000  SH            SOLE        1,417,165.000
NUVEEN FLOATING RATE INCOME         COM        67072T108   3,505    338,610.000  SH            SOLE          338,610.000
NUVEEN INSD MUN OPPORTUNITY         COM        670984103     338     25,124.744  SH            SOLE           25,124.744
NUVEEN MULTI STRAT INC & GR         COM        67073B106   6,783    905,551.000  SH            SOLE          905,551.000

                                                             FORM 13F INFORMATION TABLE
ITEM 1                             ITEM 2        ITEM 3    ITEM 4         ITEM 5              ITEM 6     ITEM 7       ITEM 8
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  VOTING AUTHORITY
                                  TITLE OF                 VALUE     SHARES OR   SH/  PUT/  INVESTMENT   OTHER
NAME OF ISSUER                     CLASS         CUSIP    x$1000)    PRN AMT     PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED NONE
--------------                    -------      ---------  -------    --------    ---  ----  ----------  --------  ----  -----  ----
NUVEEN MULTI STRAT INC GR FD      COM SHS      67073D102  11,240  1,461,488.000  SH            SOLE        1,461,488.000
NUVEEN PREM INCOME MUN FD 2         COM        67063W102     689     51,681.762  SH            SOLE           51,681.762
PCM FUND INC                        COM        69323T101     256     32,110.000  SH            SOLE           32,110.000
PIMCO CORPORATE OPP FD              COM        72201B101     259     18,000.000  SH            SOLE           18,000.000
PIMCO FLOATING RATE STRTGY F        COM        72201J104     305     30,845.000  SH            SOLE           30,845.000
PIMCO HIGH INCOME FD              COM SHS      722014107   1,241    114,393.000  SH            SOLE          114,393.000
PIMCO MUN INCOME FD II              COM        72200W106     188     17,869.000  SH            SOLE           17,869.000
PIMCO MUNICIPAL INCOME FD           COM        72200R107     460     37,155.000  SH            SOLE           37,155.000
POWERSHARES ETF TRUST          FTSE RAFI 1000  73935X583   6,464    136,168.000  SH            SOLE          136,168.000
POWERSHARES GLOBAL ETF TRUST    WK VRDO TX FR  73936T433     837     33,493.178  SH            SOLE           33,493.178
PROSHARES TR                     PSHS ULTSH    74347R297   7,754    155,455.000  SH            SOLE          155,455.000
                                   20YRS
PROSHARES TR                     PSHS REAL     74347R552     423     56,344.000  SH            SOLE           56,344.000
                                    ESTAT
PUTNAM MUN OPPORTUNITIES TR      SH BEN INT    746922103   1,260    113,224.476  SH            SOLE          113,224.476
ROYCE MICRO-CAP TR INC              COM        780915104     236     31,980.000  SH            SOLE           31,980.000
ROYCE VALUE TR INC                  COM        780910105  19,089  1,769,165.000  SH            SOLE        1,769,165.000
RYDEX ETF TRUST                  TOP 50 ETF    78355W205   1,054     12,606.000  SH            SOLE           12,606.000
SPDR SERIES TRUST               BARCLY CNV ETF 78464A359   4,195    111,000.000  SH            SOLE          111,000.000
SPDR SERIES TRUST               BRCLYS MUNI    78464A458     489     21,556.103  SH            SOLE           21,556.103
                                    ETF
SUNAMERICA FCSED ALPHA GRW F        COM        867037103   8,372    610,657.000  SH            SOLE          610,657.000
SUNAMERICA FOCUSE ALPHA LC F        COM        867038101   3,510    256,776.000  SH            SOLE          256,776.000
TCW STRATEGIC INCOME FUND IN        COM        872340104   6,013  1,375,911.000  SH            SOLE        1,375,911.000
TEMPLETON GLOBAL INCOME FD          COM        880198106     306     32,183.000  SH            SOLE           32,183.000
TRI CONTL CORP                      COM        895436103     683     59,307.000  SH            SOLE           59,307.000
VAN KAMPEN MASS VALUE MUN IN   COM SH BEN INT  92112R102     166     13,583.000  SH            SOLE           13,583.000
VAN KAMPEN SENIOR INCOME TR         COM        920961109     190     45,000.000  SH            SOLE           45,000.000
VIRTUS INVT PARTNERS INC            COM        92828Q109     194     12,206.000  SH            SOLE           12,206.000
WESTERN ASSET CLYM INFL OPP         COM        95766R104   3,162    262,585.000  SH            SOLE          262,585.000
TOTAL                                                    245,627